Notes Payable (Details)						1 Months Ended			3 Months Ended				11 Months Ended	12 Months Ended
	Dec. 06, 2023	Sep. 06, 2023	Aug. 23, 2023	May 04, 2023 shares	Dec. 08, 2022 USD ($) TradingDay $ / shares shares	Oct. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Apr. 30, 2018 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 08, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2019 USD ($)	Jun. 01, 2019 USD ($)	Apr. 01, 2018 USD ($)
Debt Instrument [Line Items]
Prepaid Expense									$ 167,000					$ 261,000		$ 116,000
Long-Term Debt									34,845,000					22,026,000
Cash and cash equivalents									24,537,000		$ 40,936,000			15,624,000		64,294,000
Number of private placement warrants agreed to purchase | shares				7,000,000
iHeart Media Note Payable [Member]
Debt Instrument [Line Items]
Interest rate per month																						1.50%
Maximum increase in interest rate of the event								8.00%
Debt Instrument, Term								5 years
Proceeds from Convertible Debt								$ 50,000,000
Interest expense									1,000		1,000			6,000		5,000
Debt instrument face value					$ 400,000								$ 400,000
Debt Instrument, Increase, Accrued Interest					$ 12,000
Exchanged shares of common stock | shares					32,329								32,329
iHeart Media Note Payable [Member] | Series D Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument face value						$ 2,000,000	$ 1,100,000
Debt Instrument, Increase, Accrued Interest						$ 54,000	$ 16,000
Debt Conversion, Converted Instrument, Shares Issued | shares						528,195	112,718
iHeart Media Note Payable [Member] | Legacy Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares					100,951
iHeart Media Note Payable [Member] | Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument face value						$ 2,000,000
Debt Instrument, Increase, Accrued Interest						$ 54,000
Debt Conversion, Converted Instrument, Shares Issued | shares						169,156
iHeart Media Note Payable [Member] | Preferred Stock [Member] | Series D Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares							36,098
iHeart Media Note Payable [Member] | Preferred Stock [Member] | Legacy Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares					32,329
Prêt Garanti par l'État Loan [member]
Debt Instrument [Line Items]
Interest expense									9,600	€ 8,900	$ 19,800	€ 18,300		55,000	€ 50,000	127,000	€ 120,000
Mudrick Convertible Notes [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt																$ 169,800,000
Debt instrument face value					$ 175,000,000				$ 1,000				$ 175,000,000	$ 1,000
Debt Instrument, Maturity Date					Dec. 08, 2027
Class of warrants or rights warrants issued during the period units | shares				7,000,000
Debt Conversion, Converted Instrument, Shares Issued | shares					86.96
Debt instrument additional effective rate of interest					2.00%								2.00%
Debt instrument conversion price | $ / shares					$ 11.5								$ 11.5
Conversion price average daily volume-weighted average trading price					115.00%								115.00%
Common stock trading days | TradingDay					90
Debt instrument frequency of periodic payment																semi-annually	semi-annually
Debt Instrument, Date of First Required Payment													Jun. 15, 2023
Debt instrument payment terms														The Convertible Notes accrue interest payable semi-annually in arrears on December 15 and June 15 of each year, beginning on June 15, 2023, at a rate of 8.00% per annum (if paid in cash) or 9.50% per annum (if paid in-kind)	The Convertible Notes accrue interest payable semi-annually in arrears on December 15 and June 15 of each year, beginning on June 15, 2023, at a rate of 8.00% per annum (if paid in cash) or 9.50% per annum (if paid in-kind)	The Convertible Notes accrue interest payable semi-annually in arrears on December 15 and June 15 of each year, beginning on June 15, 2023, at a rate of 8.00% per annum (if paid in cash) or 9.50% per annum (if paid in-kind).	The Convertible Notes accrue interest payable semi-annually in arrears on December 15 and June 15 of each year, beginning on June 15, 2023, at a rate of 8.00% per annum (if paid in cash) or 9.50% per annum (if paid in-kind).
Maturity date																December 8, 2027, unless earlier converted, redeemed or repurchased.	December 8, 2027, unless earlier converted, redeemed or repurchased.
Number of trading days following the closing of the private placement warrants agreed to issue to the subscriber													100 days
Number of private placement warrants agreed to purchase | shares					2,800,000								2,800,000
Private placement warrant price (in Dollars per share) | $ / shares					$ 11.5								$ 11.5
Aggregate value of warrants will be exercisable for shares of common stock					$ 3,500,000								$ 3,500,000
Value Of Warrant Per Share | $ / shares					$ 1.25								$ 1.25
Number of trading days following the closing of private placement to reflect the adjusted upward or downward of weighted average price for value of warrants													90 days
Maximum upward or downward adjustment per warrant | $ / shares					$ 0.75								$ 0.75
Minimum number of warrants obligated to issue as a result of adjustment to warrants\ | shares					1,750,000								1,750,000
Maximum number of warrants obligated to issue as a result of adjustment to warrants | shares					7,000,000								7,000,000
Value of warrants for issuing has right to pay in cash					$ 3,500,000								$ 3,500,000
Backstop fee																$ 5,200,000
Issuance of common stock (in Shares) | shares																266,156	266,156
Interest percentage description									one half of one percent (0.50%)	one half of one percent (0.50%)				one half	one half
Interest percentage	0.50%	0.50%	0.50%
Debt instrument, Interest rate terms														(a) one quarter of one percent (0.25%) of the principal amount for the first ninety (90) days during which the event of default continues, and, thereafter, (b) one half of one percent (0.50%) of the principal amount for the ninety first (91st) through the one hundred and eightieth (180th) day during which the event of default continues, provided, however, that in no event will any such special interest accrue on any day at a combined rate per annum that exceeds one half	(a) one quarter of one percent (0.25%) of the principal amount for the first ninety (90) days during which the event of default continues, and, thereafter, (b) one half of one percent (0.50%) of the principal amount for the ninety first (91st) through the one hundred and eightieth (180th) day during which the event of default continues, provided, however, that in no event will any such special interest accrue on any day at a combined rate per annum that exceeds one half
Mudrick Convertible Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 1,000								$ 1,000
Mudrick Convertible Notes Paid in Cash [Member]
Debt Instrument [Line Items]
Interest rate per month					8.00%								8.00%
Mudrick Convertible Notes Paid in Kind [Member]
Debt Instrument [Line Items]
Interest rate per month					9.50%								9.50%
First Ninety Days [Member] | Mudrick Convertible Notes [Member]
Debt Instrument [Line Items]
Interest percentage description									one quarter of one percent (0.25%)	one quarter of one percent (0.25%)				one quarter of one percent (0.25%)	one quarter of one percent (0.25%)
Interest percentage	0.25%	0.25%	0.25%
First Ninty First Day Through One Hundred And Eightieth Day [Member] | Mudrick Convertible Notes [Member]
Debt Instrument [Line Items]
Interest percentage description									one half of one percent (0.50%)	one half of one percent (0.50%)				one half of one percent (0.50%)	one half of one percent (0.50%)
Interest percentage	0.50%	0.50%	0.50%
Maximum Additional Promotion Commitment [Member] | Within 18 Months From The Effective Date [Member] | iHeart Media Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument face value																						$ 11,500,000
Percentage of commitment value in cash																						22.50%
Minimum Commitment Tranche [Member] | iHeart Media Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument face value																				$ 400,000	$ 1,500,000
Prepaid Expense																					$ 500,000
Long-Term Debt									$ 99,000					$ 99,000		$ 100,000			$ 100,000
Minimum Commitment Tranche [Member] | Advertising [Member] | iHeart Media Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, amount utilized									$ 3,300,000					3,300,000
Initial Promotion Commitment Tranche [Member] | iHeart Media Note Payable [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt								1,500,000
Minimum commitment tranche																						$ 3,500,000
Prepaid Expense																						600,000
Debt discount																						49,000
Amortization of Debt Discount (Premium)																		$ 33,000
Additional Promotion Commitment Tranche [Member] | Within 18 Months From The Effective Date [Member] | iHeart Media Note Payable [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt								$ 2,000,000
Minimum commitment tranche																						3,500,000
Prepaid Expense																						$ 500,000
Minimum [Member] | Mudrick Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument conversion price | $ / shares					$ 9.21								$ 9.21
Maximum [Member]
Debt Instrument [Line Items]
Cash and cash equivalents														$ 10,000,000